SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

A Fund of Variable Insurance Products Fund IV

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Richard Mace has replaced Kevin McCarey as the portfolio manager of VIP International Capital Appreciation. All references of Kevin McCarey are removed from the "Management Contract" section and replaced with Richard Mace.

The following information supplements similar information found in the "Trustee and Officers" section on page 21.

Richard Mace (43)

Year of Election or Appointment: 2005

Vice President of VIP International Capital Appreciation. Mr. Mace is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mace has worked as a research analyst and portfolio manager.

The following information has been removed from the "Trustee and Officers" section on page 21.

Kevin R. McCarey (44)

Year of Election or Appointment: 2004

Vice President of VIP International Capital Appreciation. Mr. McCarey also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McCarey managed a variety of Fidelity funds. Mr. McCarey also serves as Vice President of FMR and FMR Co., Inc. (2001).

VIPCARB-05-02 November 3, 2005
1.811508.101

The following information replaces the similar information found in the "Management Contract" section on page 32.

The following table provides information relating to other accounts managed by Mr. Mace as of September 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	2
Number of Accounts Managed with Performance-Based Advisory Fees	3	None	None
Assets Managed (in millions)	$ 10,356	$ 949	$ 73
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,949	None	None

* Includes VIP International Capital Appreciation ($11 (in millions) assets managed).

As of September 30, 2005, the dollar range of shares of the fund beneficially owned by Mr. Mace was none.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

A Fund of Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Richard Mace has replaced Kevin McCarey as the portfolio manager of VIP International Capital Appreciation. All references of Kevin McCarey are removed from the "Management Contract" section and replaced with Richard Mace.

The following information supplements similar information found in the "Trustee and Officers" section on page 21.

Richard Mace (43)

Year of Election or Appointment: 2005

Vice President of VIP International Capital Appreciation. Mr. Mace is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mace has worked as a research analyst and portfolio manager.

The following information has been removed from the "Trustee and Officers" section on page 21.

Kevin R. McCarey (44)

Year of Election or Appointment: 2004

Vice President of VIP International Capital Appreciation. Mr. McCarey also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McCarey managed a variety of Fidelity funds. Mr. McCarey also serves as Vice President of FMR and FMR Co., Inc. (2001).

VIPCAPB-05-02 November 3, 2005
1.811506.101

The following information replaces the similar information found in the "Management Contract" section on page 32.

The following table provides information relating to other accounts managed by Mr. Mace as of September 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	2
Number of Accounts Managed with Performance-Based Advisory Fees	3	None	None
Assets Managed (in millions)	$ 10,356	$ 949	$ 73
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 6,949	None	None

* Includes VIP International Capital Appreciation ($11 (in millions) assets managed).

As of September 30, 2005, the dollar range of shares of the fund beneficially owned by Mr. Mace was none.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO, STRATEGIC INCOME PORTFOLIO,
VALUE PORTFOLIO, VALUE LEADERS PORTFOLIO, and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Steven Calhoun has replaced Rajiv Kaul as the portfolio manager of VIP Aggressive Growth. All references of Rajiv Kaul are removed from the "Management Contracts" section and replaced with Steven Calhoun.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced. All references of Louis Salemy are removed from the "Management Contracts" section and replaced with Lawrence Rakers.

Victor Thay has replaced Louis Salemy as the portfolio manager of VIP Growth & Income. All references of Louis Salemy are removed from the "Management Contracts" section and replaced with Victor Thay.

John Porter has replaced Bettina Doulton as the portfolio manager of VIP Growth Opportunities. All references of Bettina Doulton are removed from the "Management Contracts" section and replaced with John Porter.

Richard Fentin has replaced Harris Leviton as the portfolio manager of VIP Value Strategies. All references of Harris Leviton are removed from the "Management Contracts" section and replaced with Richard Fentin.

Chris Sharpe and Derek Young have replaced William Eigen as the portfolio managers of VIP Strategic Income. All references of William Eigen are removed from the "Management Contracts" section.

The following information supplements similar information found in the "Trustee and Officers" section beginning on page 33.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of VIP Aggressive Growth (2005-present), VIP Asset Manager (2005-present), VIP Asset Manager: Growth (2005-present), VIP Balanced (2005-present), VIP Contrafund (2005-present), VIP Dynamic Capital Appreciation (2005-present), VIP Equity-Income (2005-present), VIP Growth (2005-present), VIP Growth & Income (2005-present), VIP Growth Opportunities (2005-present), VIP Growth Stock (2005-present), VIP High Income (2005-present), VIP Index 500 (2005-present), VIP Investment Grade Bond (2005-present), VIP Mid Cap (2005-present), VIP Money Market (2005-present), VIP Overseas (2005-present), VIP Real Estate (2005-present), VIP Strategic Income (2005-present), VIP Value (2005-present), VIP Value Leaders (2005-present), and VIP Value Strategies (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

VIPIS2B-05-04 November 3, 2005
1.483795.127

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present), Fidelity's Fixed-Income Funds (2005-present), certain Asset Allocation Funds (2005-present), and certain Balanced Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMRC (2005-present). Previously, Mr. Donovan served as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity's Bond Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Richard B. Fentin (50)

Year of Election or Appointment: 2005

Vice President of VIP Value Strategies. Mr. Fentin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fentin has served as a research analyst, portfolio assistant, and manager for other Fidelity funds.

Steve Calhoun (34)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth. Mr. Calhoun also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Calhoun served as a research analyst and manager for other Fidelity funds.

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of VIP Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers served as a research analyst and manager for other Fidelity funds.

Victor Thay (31)

Year of Election or Appointment: 2005

Vice President of VIP Growth & Income. Mr. Thay also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Thay served as a research analyst and manager for other Fidelity funds.

The following information replaces similar information found in the "Trustee and Officers" section beginning on page 33.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of VIP Aggressive Growth (2005-present), VIP Balanced (2005-present), VIP Contrafund (2005-present), VIP Dynamic Capital Appreciation (2005-present), VIP Equity-Income (2005-present), VIP Growth (2005-present), VIP Growth & Income (2005-present), VIP Growth Opportunities (2005-present), VIP Growth Stock (2005-present), VIP Index 500 (2005-present), VIP Mid Cap (2005-present), VIP Overseas (2005-present), VIP Real Estate (2005-present), VIP Value (2005-present), VIP Value Leaders (2005-present), and VIP Value Strategies (2005-present). Mr. Churchill also serves as Vice President of certain Equity funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005-present), certain Asset Allocation Funds (2005-present), a Trustee of other investment companies advised by FMR (2003-present), and a member of the FMR senior management team (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), Executive Vice President (2000-2002), and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (44)

Year of Election or Appointment: 2002 or 2005

Vice President of VIP Asset Manager (2002), VIP Asset Manager: Growth (2002), and VIP Money Market (2005). Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002, 2003, or 2005

Vice President of VIP Asset Manager (2003), VIP Asset Manager: Growth (2003), VIP Balanced (2005), VIP Investment Grade Bond (2005), and VIP Money Market (2002). Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003-present) and a Vice President of FMR (2000-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Matthew J. Conti (38)

Year of Election or Appointment: 2003

Vice President of VIP High Income. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Frederick D. Hoff Jr. (40)

Year of Election or Appointment: 2003

Vice President of VIP Balanced. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds. Mr. Hoff also serves as Vice President of FMR and FMR Co., Inc. (2001).

John R. Porter (38)

Year of Election or Appointment: 2004 or 2005

Vice President of VIP Dynamic Capital Appreciation (2004) and VIP Growth Opportunities (2005). Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter managed a variety of Fidelity funds. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information has been removed from the "Trustee and Officers" section beginning on page 33.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of VIP Index 500 and VIP Overseas. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bart A. Grenier (45)

Year of Election or Appointment: 2001, 2002, or 2003

Vice President of VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Equity-Income (2001), VIP Growth & Income (2001), VIP High Income (2002), VIP Real Estate (2003), VIP Value (2003), and VIP Value Leaders (2003). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

John B. McDowell (46)

Year of Election or Appointment: 2002 or 2003

Vice President of VIP Aggressive Growth Portfolio (2002), VIP Contrafund (2002), VIP Dynamic Capital Appreciation (2002), VIP Growth (2002), VIP Growth Opportunities (2002), VIP Growth Stock (2003), VIP Mid Cap (2002), and VIP Value Strategies (2002). Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Bettina Doulton (40)

Year of Election or Appointment: 2000

Vice President of VIP Growth Opportunities. Ms. Doulton also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds. Ms. Doulton also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

William Eigen (36)

Year of Election or Appointment: 2003

Vice President of VIP Strategic Income. Mr. Eigen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Eigen managed a variety of Fidelity funds. Mr. Eigen also serves as Vice President of FMR (2001) and FMR Co., Inc. (2001).

The following information replaces similar information found in the "Management Contracts" section on page 65.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Strategic Income, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

The following information replaces the similar information found in the "Management Contracts" section beginning on page 71.

The following table provides information relating to other accounts managed by Mr. Calhoun as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	1	None
Assets Managed (in millions)	$ 4,466	$ 2,964	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,414	$ 2,956	None

* Includes VIP Aggressive Growth ($12 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Aggressive Growth beneficially owned by Mr. Calhoun was none.

The following table provides information relating to other accounts managed by Mr. Thay as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 3,312	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Growth & Income ($1,503 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Growth & Income beneficially owned by Mr. Thay was none.

The following table provides information relating to other accounts managed by Mr. Porter as of September 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 4,697	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,041	None	None

* Includes VIP Growth Opportunities ($656 (in millions) assets managed).

 As of September 30, 2005, the dollar range of shares of VIP Growth Opportunities beneficially owned by Mr. Porter was none.

The following table provides information relating to other accounts managed by Mr. Fentin as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	None	None
Assets Managed (in millions)	$ 14,432	None	$ 949
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 11,909	None	None

* Includes VIP Value Strategies ($463 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Value Strategies beneficially owned by Mr. Fentin was none.

Lawrence Rakers has replaced Louis Salemy as the portfolio manager of VIP Balanced.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 79.

Lawrence Rakers is the lead manager of VIP Balanced and receives compensation for his services. Mr. Rakers is also a co-manager of the fund and receives compensation for managing the equity investments of the fund. Ford O'Neil is a co-manager of VIP Balanced and receives compensation for managing the bond investments of the fund. As of June 30, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager

Each of the lead manager and equity co-manager's and the bond co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

A portion of Mr. Rakers's bonus as lead manager is based on the fund's pre-tax investment performance (based on the performance of its Initial Class) within the Lipper VIP Balanced Objective. A portion of Mr. Rakers's bonus as equity co-manager is based on the pre-tax investment performance of the equity investments of the fund measured against a composite index, the components of which are 50% Russell 3000 Index and 50% Russell 3000 Value Index. The lead manager and equity co-manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the lead manager and equity co-manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A subjective component of the bonus is based on the lead manager and equity co-manager's overall contribution to management of FMR.

The portion of the bond co-manager's bonus for the fund that is linked to the pre-tax investment performance of the bond investments of the fund is measured against the Lehman Brothers Aggregate Bond Index. The bond co-manager's bonus is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to three years. The primary components of the bond co-manager's bonus are based on (i) the pre-tax investment performance of the bond co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. A subjective component of the bond co-manager's bonus is based on the bond co-manager's overall contribution to management of FMR.

The lead manager and equity co-manager and the bond co-manager also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Rakers as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	None	None
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 15,754	None	None
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Balanced ($329 (in millions) assets managed).

As of June 30, 2005, the dollar range of shares of VIP Balanced beneficially owned by Mr. Rakers was none.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 79.

VIP Index 500 is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of VIP Index 500 and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of VIP Index 500 and receives compensation for their services. Patrick Waddell is the assistant portfolio manager of VIP Index 500 and receives compensation for his services. As of December 31, 2004 (April 30, 2005 for Bobe Simon), portfolio manager compensation generally consists of a fixed base salary and a bonus that is based on both objective and subjective criteria. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax performance (based on the performance of its Initial Class) within the S&P 500 Index (VIP) Funds Classification. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Dugar as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Dugar was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of December 31, 2004:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,363	$ 9,764	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($2,908 (in millions) assets managed).

As of December 31, 2004, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Simon as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Index 500 ($41,126 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of VIP Index 500 beneficially owned by Mr. Simon was none.

Chris Sharpe and Derek Young have replaced William Eigen as the lead co-managers of VIP Strategic Income.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 77.

Chris Sharpe and Derek Young are the lead co-managers of VIP Strategic Income and receive compensation for their services. Mark Notkin and Harley Lank (high income), George Fischer (U.S. government bonds), Jonathan Kelly (emerging market debt), and Andy Weir (developing country bonds) are co-managers of the fund and manage the high income, U.S. government bonds, emerging market debt, and developing country bond asset classes of VIP Strategic Income, respectively. Mr. Notkin, Mr. Fischer, Mr. Kelly and Mr. Weir receive compensation for their services as co-managers of the fund as described below. The high income asset class of each fund may also be invested in the Floating Rate High Income Central Investment Portfolio (CIP). The CIP is a separate fund managed by FMRC, an affiliate of FMR Co. Because the lead manager has allocated one or more asset classes of the fund to a CIP, the portfolio manager of the CIP is listed as a co-manager of VIP Strategic Income. Mr. Lank is the portfolio manager of the Floating Rate High Income CIP. As of December 31, 2004 (July 31, 2005 for the lead co-managers), portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each lead co-manager's and each co-manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates.

Mr. Kelly's bonus as a co-manager of the fund is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to five years. A substantial portion of the co-manager's bonus for the fund is linked to the pre-tax investment performance of the fund's assets allocated to the emerging market debt asset class measured against the JP Morgan Emerging Markets Bond Index Global. The primary components of the co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR international equity and bond funds and accounts. A smaller, subjective component of the co-manager's bonus is based on the co-manager's overall contribution to management of FMR.

Each lead co-manager's bonus is based on how they allocate a fund's assets among the high income, US government bond, emerging market debt, and developing country bond asset classes of the fund, which are represented by the components of the VIP Strategic Income Composite Index. The components of the VIP Strategic Income Composite and their relative weightings in the fund's neutral mix are 40% Merrill Lynch High Yield Master II Index, 30% Lehman Brothers Government Bond Index, 15% JP Morgan Emerging Markets Bond Index Global, and 15% Citigroup Non-U.S. G-7 Index. Each lead co-manager's bonus is based on the percentage of each fund actually invested in each asset class. The percentage overweight or percentage underweight in each asset class relative to the neutral mix is multiplied by the performance of the index that represents that asset class over the measurement period, resulting in a positive or negative impact score. Each lead co-manager receives a monthly impact score for each month of his tenure as lead co-manager on the fund. The bonus is based on the aggregate impact scores for applicable annual periods eventually encompassing periods of up to five years. Each lead co-manager's bonus is also based on the performance of the fund against a Median Index Peer Group which consists of the median score of the following Morningstar fund categories and the relative weightings of each category: Corporate High Yield (40%); Intermediate Government Bonds (30%); World Bond (15%) and Emerging Markets Bond (15%) over multiple measurement periods eventually encompassing up to five years. A subjective component of each lead co-manager's bonus is based on the lead co-manager's overall contribution to management of FMR. Each lead co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The following table provides information relating to other accounts managed by Mr. Sharpe as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	12	25
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 9,035	$ 6	$ 1,631
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Sharpe was none.

The following table provides information relating to other accounts managed by Mr. Young as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 8,998	None	$ 2,955
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes VIP Strategic Income ($141 (in millions) assets managed).

As of July 31, 2005, the dollar range of shares of VIP Strategic Income beneficially owned by Mr. Young was none.